UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Landis Associates LLC
                    Michael Landis Hershey, President
Address:    415 McFarlan Rd.  Suite 213
                   Kennett Square, PA  19328

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey, Kennett Square, PA.
                                                                    1/24/01
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE






REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      113

FORM 13F INFORMATION TABLE VALUE TOTAL:      $218,196


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name







                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                          December 31, 2000


                                                           Value   Shares/  Sh/ Put/ Invstmt    Other		VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101     2266 125000.00SH       Sole                125000.00
AdvancePCS                     COM              007491103     2275 50000.00 SH       Sole                 50000.00
Aeroflex Inc.                  COM              007768104     2883 100000.00SH       Sole                100000.00
Alcoa, Inc.                    COM              013817101      402 12000.00 SH       Sole                 12000.00
American Express Co.           COM              025816109      742 13500.00 SH       Sole                 13500.00
American Management Systems, I COM              027352103      642 32400.00 SH       Sole                 32400.00
Anadarko Petroleum             COM              032511107     3554 50000.00 SH       Sole                 50000.00
Antex Biologics, Inc.          COM              03672W308      188 100000.00SH       Sole                100000.00
Applied Micro Circuits Corp.   COM              03822W109     3002 40000.00 SH       Sole                 40000.00
Auspex Systems, Inc.           COM              052116100     1260 180000.00SH       Sole                180000.00
Axsys Technologies, Inc.       COM              054615109     2180 80000.00 SH       Sole                 80000.00
B. F. Goodrich,Company         COM              382388106     3638 100000.00SH       Sole                100000.00
BB&T Corp.                     COM              054937107      627 16800.00 SH       Sole                 16800.00
BFC Financial Corp. Cl A       COM              055384200       93 41250.00 SH       Sole                 41250.00
BFC Financial Corp. Cl B       COM              055384101       35 15000.00 SH       Sole                 15000.00
BP Amoco PLC                   COM              055622104      489 10215.00 SH       Sole                 10215.00
Biotime Inc.                   COM              09066L105      150 20000.00 SH       Sole                 20000.00
Bitstream Inc.                 COM              091736108      641 250000.00SH       Sole                250000.00
Broadcom Corporation           COM              111320107     1260 15000.00 SH       Sole                 15000.00
C-COR.net Corporation          COM              125010108     1944 200000.00SH       Sole                200000.00
CMGI,Inc.                      COM              125750109      100 17840.00 SH       Sole                 17840.00
CTN Media Group, Inc.          COM              12643W107     1050 200000.00SH       Sole                200000.00
Cabletron Systems, Inc.        COM              126920107     2259 150000.00SH       Sole                150000.00
Caremark Rx, Inc.              COM              141705103     2713 200000.00SH       Sole                200000.00
Catalyst Semiconductor, Inc.   COM              148881105     1163 300000.00SH       Sole                300000.00
Charming Shoppes, Inc.         COM              161133103     1828 304738.00SH       Sole                304738.00
Colgate Palmolive Co.          COM              194162103      749 11600.00 SH       Sole                 11600.00
Commerce Bancorp, Inc.         COM              200519106     6838 100000.00SH       Sole                100000.00
Concurrent Computer Corp.      COM              206710204      538 100000.00SH       Sole                100000.00
Conexant Systems Inc.          COM              207142100     1153 75000.00 SH       Sole                 75000.00
Conoco Inc. Class B            COM              208251405     1028 35531.00 SH       Sole                 35531.00
Critical Path, Inc.            COM              22674V100     2153 70000.00 SH       Sole                 70000.00
D & K Healthcare Resources, In COM              232861104     2333 172000.00SH       Sole                172000.00
Dell Computer Corp.            COM              247025109      896 51400.00 SH       Sole                 51400.00
Devon Energy Corp.             COM              25179m103     6707 110000.00SH       Sole                110000.00
E. I. duPont de Nemours & Co., COM              263534109     4257 88111.00 SH       Sole                 88111.00
El Paso Energy Corp.           COM              283905107      458  6400.00 SH       Sole                  6400.00
Elan Corp., PLC-ADR            COM              284131208     2341 50000.00 SH       Sole                 50000.00
Exxon Mobil Corp.              COM              302290101      659  7582.00 SH       Sole                  7582.00
F5 Networks, Inc.              COM              315616102      570 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103     1475 102170.00SH       Sole                102170.00
Flextronics International Ltd. COM              Y2573F102     1710 60000.00 SH       Sole                 60000.00
Friedman's Inc. A              COM              358438109       46 10000.00 SH       Sole                 10000.00
FuelCell Energy,Inc.           COM              35952H106     2057 30000.00 SH       Sole                 30000.00
Gene Logic Inc.                COM              368689105     1929 105000.00SH       Sole                105000.00
General Electric Co.           COM              369604103     4109 85716.00 SH       Sole                 85716.00
Grant Prideco, Inc.            COM              38821G101     3291 150000.00SH       Sole                150000.00
Grey Wolf, Inc.                COM              397888108     3525 600000.00SH       Sole                600000.00
Hanover Compression Co.        COM              410768105     2674 60000.00 SH       Sole                 60000.00
IGEN International, Inc.       COM              449536101     4245 344760.00SH       Sole                344760.00
Ibis Technology Corp.          COM              450909106     1155 60000.00 SH       Sole                 60000.00
Insight Enterprises, Inc.      COM              45765U103     1260 70270.00 SH       Sole                 70270.00
Johnson & Johnson              COM              478160104     1648 15686.00 SH       Sole                 15686.00
Keithley Instruments, Inc.     COM              487584104     1723 40000.00 SH       Sole                 40000.00
Kent Electronics Corp.         COM              490553104      186 11300.00 SH       Sole                 11300.00
King Pharmaceuticals, Inc.     COM              495582108     3101 60000.00 SH       Sole                 60000.00
Lehman Brothers Holdings, Inc. COM              524908100      379  5600.00 SH       Sole                  5600.00
Levcor International, Inc.     COM              52729D102       61 50000.00 SH       Sole                 50000.00
Level 8 Systems, Inc.          COM              52729M102     1112 182493.00SH       Sole                182493.00
Lowes Companies Inc.           COM              548661107     2731 61370.00 SH       Sole                 61370.00
Lucent Technologies Inc.       COM              549463107     1375 101834.00SH       Sole                101834.00
Massey Energy                  COM              576206106     1913 150000.00SH       Sole                150000.00
Merck & Co.                    COM              589331107     7384 78872.00 SH       Sole                 78872.00
Methanex Corp.                 COM              59151K108     1288 200000.00SH       Sole                200000.00
Minnesota Mng. & Mfg. Co.      COM              604059105      401  3330.00 SH       Sole                  3330.00
Mitchell Energy & Development  COM              606592202     4594 75000.00 SH       Sole                 75000.00
Nabors Industries,Inc.         COM              629568106     4141 70000.00 SH       Sole                 70000.00
National Semiconductor Corp.   COM              637640103     1208 60000.00 SH       Sole                 60000.00
Natural Microsystem Corp.      COM              638882100      988 100000.00SH       Sole                100000.00
Nematron Corp.                 COM              640441101      840 1493425.00SH      Sole               1493425.00
Network Appliance, Inc.        COM              64120L104     1605 25000.00 SH       Sole                 25000.00
Newfield Exploration Co.       COM              651290108     4269 90000.00 SH       Sole                 90000.00
Nortel Networks Corp.          COM              656569100     1603 50000.00 SH       Sole                 50000.00
Novadigm Inc.                  COM              669937104     1263 200000.00SH       Sole                200000.00
Novell, Inc.                   COM              670006105      251 48000.00 SH       Sole                 48000.00
Ocean Energy, Inc.             COM              67481E106     3475 200000.00SH       Sole                200000.00
Optibase Ltd.                  COM              M7524R108      861 130000.00SH       Sole                130000.00
PMC-Sierra, Inc.               COM              69344F106     1612 20500.00 SH       Sole                 20500.00
Packeteer, Inc.                COM              695210104     1238 100000.00SH       Sole                100000.00
Paradigm Genetics Inc.         COM              69900R106      500 50000.00 SH       Sole                 50000.00
Pennaco Energy, Inc.           COM              708046107     3680 187500.00SH       Sole                187500.00
Pepsico Inc.                   COM              713448108     1612 32524.00 SH       Sole                 32524.00
Pharmanetics Inc.              COM              71713J107     1880 160000.00SH       Sole                160000.00
Polycom, Inc.                  COM              73172K104     4099 127360.00SH       Sole                127360.00
Qlogic Corp.                   COM              747277101     2749 35700.00 SH       Sole                 35700.00
Qualcomm, Inc.                 COM              747525103     1644 20000.00 SH       Sole                 20000.00
RailAmerica Inc.               COM              750753105      100 12700.00 SH       Sole                 12700.00
Redback Networks Inc.          COM              757209101      820 20000.00 SH       Sole                 20000.00
SafeNet Inc.                   COM              78645R107     4825 102670.00SH       Sole                102670.00
Sanmina Corp.                  COM              022092100      209  2726.00 SH       Sole                  2726.00
Science Dynamics Corp.         COM              808631105      614 371000.00SH       Sole                371000.00
Spinnaker Exploration Co.      COM              84855W109     2125 50000.00 SH       Sole                 50000.00
Starbucks Corporation          COM              855244109     3319 75000.00 SH       Sole                 75000.00
Symmetricom Inc.               COM              871543104     2782 285300.00SH       Sole                285300.00
Tekelec                        COM              879101103     2100 70000.00 SH       Sole                 70000.00
Tektronix, Inc.                COM              879131100     3369 100000.00SH       Sole                100000.00
Teledyne Technologies,Inc.     COM              879360105     2363 100000.00SH       Sole                100000.00
Thoratec Lab.                  COM              885175307      110 10000.00 SH       Sole                 10000.00
Tidewater, Inc.                COM              886423102     2219 50000.00 SH       Sole                 50000.00
Tredegar Corp.                 COM              894650100     2267 130000.00SH       Sole                130000.00
Tyco International             COM              902124106     3885 70000.00 SH       Sole                 70000.00
UTI Energy Corporation         COM              903387108     2466 75000.00 SH       Sole                 75000.00
Unifi, Inc.                    COM              904677101     1341 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     4146 110000.00SH       Sole                110000.00
Wal-Mart Stores, Inc.          COM              931142103     1275 24000.00 SH       Sole                 24000.00
Western Gas Resources Inc.     COM              958259103     3948 117200.00SH       Sole                117200.00
Whitehall Jewellers, Inc.      COM              965063100     1806 255765.00SH       Sole                255765.00
Williams Control, Inc.         COM              969465103       36 40000.00 SH       Sole                 40000.00
Wilmington Trust Corp.         COM              971807102     1490 24000.00 SH       Sole                 24000.00
Wind River Systems, Inc.       COM              973149107     2730 80000.00 SH       Sole                 80000.00
XO Communications,Inc.         COM              65333H707      980 55000.00 SH       Sole                 55000.00
Xilinx Inc.                    COM              983919101     1749 37920.00 SH       Sole                 37920.00
Zale Corp.                     COM              988858106     2180 75000.00 SH       Sole                 75000.00